Fair Value Measurements, Valuation Techniques - Recurring Basis (Details) - Fair value, recurring [Member] $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / loan	Dec. 31, 2023 USD ($) $ / loan
Total Consumer [Member] | Residential mortgage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,844	$ 7,468
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (3,588)	$ (3,501)
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.041	0.036
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.042	0.054
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.041	0.042
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (15)	$ (36)
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.004	0.004
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.011	0.050
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.005	0.012
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.220
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.220
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.220
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)		$ (30)
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.010
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.990
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.302
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		(0.00055)
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.01410
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input		0.00100
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (758)	$ (1,020)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (409)	$ (454)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	1 year	6 months
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	4 years	2 years
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	2 years	1 year 1 month 6 days
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.014)	(0.069)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.007)	(0.064)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.700)	(0.670)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.989	0.990
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.653	0.738
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.065	0.065
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	1.380	1.470
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.411	0.386
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,844	$ 7,468
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,844	$ 7,468
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.092	0.089
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.155	0.139
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.101	0.094
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	60	52
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	451	527
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	103	105
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.068	0.073
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.194	0.243
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.081	0.089
Fair value, inputs, level 3 [Member] | Non modified loans [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	60	52
Fair value, inputs, level 3 [Member] | Non modified loans [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	162	167